Insurance and reinsurance contracts (Tables)	12 Months Ended
Dec. 31, 2023
Insurance contracts
Schedule of analysis of portfolio of insurance and reinsurance (RI) contract assets and liabilities

	Excluding JVs and associates						Including JVs and associates note (i)
	Assets		Liabilities		Net liabilities (assets)		Assets		Liabilities		Net liabilities (assets)
	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
					note (ii)						note (ii)
As at 31 Dec 2023
Best estimate liabilities (BEL)	3,952	1,175	120,115	1,182	116,163	7	3,998	1,315	139,673	1,222	135,675	(93)
Risk adjustment for non-financial risk (RA)	(631)	(84)	1,713	(21)	2,344	63	(630)	(67)	1,969	(24)	2,599	43
Contractual service margin (CSM)	(2,173)	1,335	18,011	(10)	20,184	(1,345)	(2,176)	1,321	20,176	(19)	22,352	(1,340)
Insurance contract balances	1,148	2,426	139,839	1,151	138,691	(1,275)	1,192	2,569	161,818	1,179	160,626	(1,390)
Assets for insurance acquisition cash flows	32	—	1	—	(31)	—	32	—	1	—	(31)	—
Insurance and reinsurance contract (assets) liabilities	1,180	2,426	139,840	1,151	138,660	(1,275)	1,224	2,569	161,819	1,179	160,595	(1,390)

As at 31 Dec 2022
Best estimate liabilities (BEL)	3,540	508	107,582	1,162	104,042	654	3,562	652	124,297	1,193	120,735	541
Risk adjustment for non-financial risk (RA)	(505)	(39)	1,418	(44)	1,923	(5)	(502)	(21)	1,662	(47)	2,164	(26)
Contractual service margin (CSM)	(1,929)	1,387	17,239	57	19,168	(1,330)	(1,921)	1,369	19,383	54	21,304	(1,315)
Insurance contract balances	1,106	1,856	126,239	1,175	125,133	(681)	1,139	2,000	145,342	1,200	144,203	(800)
Assets for insurance acquisition cash flows	28	—	3	—	(25)	—	28	—	3	—	(25)	—
Insurance and reinsurance contract (assets) liabilities	1,134	1,856	126,242	1,175	125,108	(681)	1,167	2,000	145,345	1,200	144,178	(800)

As at 1 Jan 2022 (transition date)
Best estimate liabilities (BEL)	3,818	1,752	126,438	1,474	122,620	(278)	3,993	1,916	142,146	1,501	138,153	(415)
Risk adjustment for non-financial risk (RA)	(547)	(15)	1,661	(46)	2,208	(31)	(575)	1	1,868	(49)	2,443	(50)
Contractual service margin (CSM)	(2,050)	1,050	21,699	(174)	23,749	(1,224)	(2,161)	1,023	23,787	(176)	25,948	(1,199)
Insurance contract balances	1,221	2,787	149,798	1,254	148,577	(1,533)	1,257	2,940	167,801	1,276	166,544	(1,664)
Assets for insurance acquisition cash flows	29	—	—	—	(29)	—	29	—	—	—	(29)	—
Insurance and reinsurance contract (assets) liabilities	1,250	2,787	149,798	1,254	148,548	(1,533)	1,286	2,940	167,801	1,276	166,515	(1,664)

Notes

(i)

The Group’s investments in JVs and associates are accounted for on an equity method and the Group’s share of insurance and reinsurance contract liabilities and assets as shown above relate to the life business of CPL, India and Takaful business in Malaysia.

(ii)

At 31 December 2023 and 2022 the Group’s exposure to credit risk arising from insurance contracts issued is not material to the Group as premiums receivable from an individual party (policyholders and intermediaries) is not material to the Group.

Schedule of adjusted shareholders' equity

	31 Dec 2023 $m			31 Dec 2022 $m			1 Jan 2022 (transition date) $m
		Group’s			Group’s			Group’s
	Balances	share	Total	Balances	share	Total	Balances	share	Total
	excluding	relating to	including	excluding	relating to	including	excluding	relating to	including
	JVs and	JVs and	JVs and	JVs and	JVs and	JVs and	JVs and	JVs and	JVs and
	associates	associates	associates	associates	associates	associates	associates	associates	associates
Shareholders’ equity	15,883	1,940	17,823	14,472	2,259	16,731	16,238	2,698	18,936
CSM, net of reinsurance	18,839	2,173	21,012	17,838	2,151	19,989	22,525	2,224	24,749
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	1,367	—	1,367	1,295	—	1,295	1,144	—	1,144
Less: Related tax adjustments	(2,347)	(509)	(2,856)	(2,295)	(509)	(2,804)	(2,531)	(527)	(3,058)
Adjusted shareholders’ equity	33,742	3,604	37,346	31,310	3,901	35,211	37,376	4,395	41,771

Schedule of analysis of movements in insurance and reinsurance contract balances by measurement component

	Excluding JVs and associates
	2023 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,540)	505	1,929	(1,106)	(508)	39	(1,387)	(1,856)
Opening liabilities	107,582	1,418	17,239	126,239	1,162	(44)	57	1,175
Net opening balance at 1 Jan	104,042	1,923	19,168	125,133	654	(5)	(1,330)	(681)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,181)	343	838	—	57	43	(100)	—
Changes in estimates that result in losses or reversal of losses on onerous contracts	196	(6)	—	190	(98)	—	—	(98)
New contracts in the year	(2,461)	295	2,173	7	75	(5)	(70)	—
	(3,446)	632	3,011	197	34	38	(170)	(98)
Changes that relate to current service
Release of CSM to profit or loss	—	—	(2,193)	(2,193)	—	—	203	203
Release of risk adjustment to profit or loss	—	(228)	—	(228)	—	24	—	24
Experience adjustments	(176)	—	—	(176)	45	—	—	45
	(176)	(228)	(2,193)	(2,597)	45	24	203	272
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	144	(2)	—	142	(3)	—	—	(3)
Insurance service result	(3,478)	402	818	(2,258)	76	62	33	171

Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(43)	47	229	233	6	(2)	(49)	(45)
Other net finance (income) expense	8,650	(32)	(12)	8,606	(156)	10	–	(146)
	8,607	15	217	8,839	(150)	8	(49)	(191)
Total amount recognised in income statement	5,129	417	1,035	6,581	(74)	70	(16)	(20)
Effect of movements in exchange rates	225	4	(19)	210	1	(2)	1	—
Total amount recognised in comprehensive income	5,354	421	1,016	6,791	(73)	68	(15)	(20)

Cash flows
Premiums received net of ceding commissions paid	22,294	—	—	22,294	(1,032)	—	—	(1,032)
Insurance acquisition cash flows	(4,270)	—	—	(4,270)	—	—	—	—
Claims and other insurance service expenses net of recoveries from reinsurance received*	(11,082)	—	—	(11,082)	458	—	—	458
Total cash flows	6,942	—	—	6,942	(574)	—	—	(574)
Other changes note	(175)	—	—	(175)	—	—	—	—
Closing assets	(3,952)	631	2,173	(1,148)	(1,175)	84	(1,335)	(2,426)
Closing liabilities	120,115	1,713	18,011	139,839	1,182	(21)	(10)	1,151
Net closing balance at 31 Dec	116,163	2,344	20,184	138,691	7	63	(1,345)	(1,275)

	Excluding JVs and associates
	2022 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,818)	547	2,050	(1,221)	(1,752)	15	(1,050)	(2,787)
Opening liabilities	126,438	1,661	21,699	149,798	1,474	(46)	(174)	1,254
Net opening balance at 1 Jan	122,620	2,208	23,749	148,577	(278)	(31)	(1,224)	(1,533)
Changes that relate to future service
Changes in estimates that adjust the CSM	4,043	(222)	(3,821)	—	280	10	(290)	—
Changes in estimates that result in losses or reversal of losses on onerous contracts	79	(52)	—	27	(3)	—	—	(3)
New contracts in the period	(1,811)	232	1,582	3	(45)	1	44	—
	2,311	(42)	(2,239)	30	232	11	(246)	(3)
Changes that relate to current service
Release of CSM to profit or loss	—	—	(2,181)	(2,181)	—	—	168	168
Release of risk adjustment to profit or loss	—	(169)	—	(169)	—	2	—	2
Experience adjustments	(108)	—	—	(108)	(87)	—	—	(87)
	(108)	(169)	(2,181)	(2,458)	(87)	2	168	83
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	144	2	—	146	25	—	—	25
Insurance service result	2,347	(209)	(4,420)	(2,282)	170	13	(78)	105

Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	13	9	218	240	(3)	(1)	(41)	(45)
Other net finance (income) expense	(28,954)	(26)	117	(28,863)	1,224	10	4	1,238
	(28,941)	(17)	335	(28,623)	1,221	9	(37)	1,193
Total amount recognised in income statement	(26,594)	(226)	(4,085)	(30,905)	1,391	22	(115)	1,298
Effect of movements in exchange rates	(1,595)	(59)	(496)	(2,150)	(19)	4	9	(6)
Total amount recognised in comprehensive income	(28,189)	(285)	(4,581)	(33,055)	1,372	26	(106)	1,292

Cash flows
Premiums received net of ceding commissions paid	23,464	—	—	23,464	(970)	—	—	(970)
Insurance acquisition cash flows	(3,138)	—	—	(3,138)	—	—	—	—
Claims and other insurance service expenses net of recoveries from reinsurance received*	(10,650)	—	—	(10,650)	519	—	—	519
Total cash flows	9,676	—	—	9,676	(451)	—	—	(451)

Other changes note	(65)	—	—	(65)	11	—	—	11

Closing assets	(3,540)	505	1,929	(1,106)	(508)	39	(1,387)	(1,856)
Closing liabilities	107,582	1,418	17,239	126,239	1,162	(44)	57	1,175
Net closing balance at 31 Dec	104,042	1,923	19,168	125,133	654	(5)	(1,330)	(681)

*Including investment component.

Note

Schedule of CSM transition approach

	Insurance contracts (excluding JVs and associates)
	2023 $m				2022 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	822	3,635	14,711	19,168	944	4,798	18,007	23,749
Changes that relate to future service
Changes in estimates that adjust the CSM	143	462	233	838	18	(686)	(3,153)	(3,821)
New contracts in the year	—	—	2,173	2,173	—	—	1,582	1,582
	143	462	2,406	3,011	18	(686)	(1,571)	(2,239)
Changes that relate to current service
Release of CSM to profit or loss	(135)	(434)	(1,624)	(2,193)	(122)	(466)	(1,593)	(2,181)
	8	28	782	818	(104)	(1,152)	(3,164)	(4,420)
Net finance income (expenses) from insurance contracts	24	3	190	217	35	40	260	335
Effect of movements in exchange rates	(25)	8	(2)	(19)	(53)	(51)	(392)	(496)
Balance at 31 Dec	829	3,674	15,681	20,184	822	3,635	14,711	19,168

* Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

	Reinsurance contracts (excluding JVs and associates)
	2023 $m				2022 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	—	(34)	(1,296)	(1,330)	—	(26)	(1,198)	(1,224)
Changes that relate to future service
Changes in estimates that adjust the CSM	—	(19)	(81)	(100)	—	(18)	(272)	(290)
New contracts in the year	—	—	(70)	(70)	—	—	44	44
	—	(19)	(151)	(170)	—	(18)	(228)	(246)
Changes that relate to current service
Release of CSM to profit or loss	—	8	195	203	—	8	160	168
	—	(11)	44	33	—	(10)	(68)	(78)
Net finance income (expenses) from reinsurance contracts	—	(1)	(48)	(49)	—	—	(37)	(37)
Effect of movements in exchange rates	—	1	—	1	—	2	7	9
Balance at 31 Dec	—	(45)	(1,300)	(1,345)	—	(34)	(1,296)	(1,330)

*

Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

Schedule of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims

	Excluding JVs and associates
	2023 $m
	Insurance				Reinsurance
	Liabilities for remaining				Liabilities for remaining
	coverage				coverage
	Excluding		Liabilities		Excluding		Liabilities
	loss	Loss	for incurred		loss	Loss	for incurred
	component	component	claims	Total	component	component	claims	Total
		note (i)				note (i)
Opening assets	(1,200)	14	80	(1,106)	(1,460)	(29)	(367)	(1,856)
Opening liabilities	123,855	622	1,762	126,239	1,220	(6)	(39)	1,175
Net opening balance at 1 Jan	122,655	636	1,842	125,133	(240)	(35)	(406)	(681)

Insurance revenue
Contracts measured under the modified retrospective approach	(247)	—	—	(247)
Contracts measured under the fair value approach	(733)	—	—	(733)
Other contracts note (ii)	(8,391)	—	—	(8,391)
	(9,371)	—	—	(9,371)
Insurance service expense
Incurred claims and other directly attributable expenses	—	(42)	4,071	4,029
Amortisation of insurance acquisition cash flows	2,745	—	—	2,745
Losses or reversal of losses on onerous contracts	—	197	—	197
Adjustments to liability for incurred claims	—	—	142	142
	2,745	155	4,213	7,113
Net (income) expense from reinsurance contracts held					640	(98)	(371)	171
Insurance service result	(6,626)	155	4,213	(2,258)	640	(98)	(371)	171

Investment components and premium refunds	(7,095)	—	7,095	—	(1)	—	1	—
Net finance (income) expenses from insurance and reinsurance contracts	8,792	15	32	8,839	(191)	—	—	(191)
Total amount recognised in income statement	(4,929)	170	11,340	6,581	448	(98)	(370)	(20)
Effect of movement in exchange rates	220	(4)	(6)	210	(1)	–	1	—
Total amount recognised in comprehensive income	(4,709)	166	11,334	6,791	447	(98)	(369)	(20)

Cash flows
Premiums received net of ceding commissions	22,294	—	—	22,294	(1,032)	—	—	(1,032)
Insurance acquisition cash flows	(4,270)	—	—	(4,270)	—	—	—	—
Claims and other insurance service expenses net of recoveries from reinsurance received*	—	—	(11,082)	(11,082)	—	—	458	458
Total cash flows	18,024	—	(11,082)	6,942	(1,032)	—	458	(574)

Other changes note (iii)	(236)	23	38	(175)	2	(1)	(1)	—

Closing assets	(1,285)	20	117	(1,148)	(2,023)	(119)	(284)	(2,426)
Closing liabilities	137,019	805	2,015	139,839	1,200	(15)	(34)	1,151
Net closing balance at 31 Dec	135,734	825	2,132	138,691	(823)	(134)	(318)	(1,275)

	Excluding JVs and associates
	2022 $m
	Insurance				Reinsurance
	Liabilities for remaining				Liabilities for remaining
	coverage				coverage
	Excluding		Liabilities		Excluding		Liabilities
	loss	Loss	for incurred		loss	Loss	for incurred
	component	component	claims	Total	component	component	claims	Total
		note (i)				note (i)
Opening assets	(1,308)	17	70	(1,221)	(2,431)	(32)	(324)	(2,787)
Opening liabilities	147,209	651	1,938	149,798	1,314	(1)	(59)	1,254
Net opening balance at 1 Jan	145,901	668	2,008	148,577	(1,117)	(33)	(383)	(1,533)

Insurance revenue
Contracts measured under the modified retrospective approach	(367)	—	—	(367)
Contracts measured under the fair value approach	(1,083)	—	—	(1,083)
Other contracts note (ii)	(7,099)	—	—	(7,099)
	(8,549)	—	—	(8,549)
Insurance service expense
Incurred claims and other directly attributable expenses	—	(41)	3,679	3,638
Amortisation of insurance acquisition cash flows	2,453	—	—	2,453
Losses or reversal of losses on onerous contracts	—	30	—	30
Adjustments to liability for incurred claims	—	—	146	146
	2,453	(11)	3,825	6,267
Net (income) expense from reinsurance contracts held					487	(2)	(380)	105
Insurance service result	(6,096)	(11)	3,825	(2,282)	487	(2)	(380)	105

Investment components and premium refunds	(6,895)	—	6,895	—	179	—	(179)	—
Net finance (income) expenses from insurance and reinsurance contracts	(28,605)	(21)	3	(28,623)	1,182	—	11	1,193
Total amount recognised in income statement	(41,596)	(32)	10,723	(30,905)	1,848	(2)	(548)	1,298
Effect of movement in exchange rates	(2,044)	(15)	(91)	(2,150)	(10)	2	2	(6)
Total amount recognised in comprehensive income	(43,640)	(47)	10,632	(33,055)	1,838	—	(546)	1,292

Cash flows
Premiums received net of ceding commissions paid	23,464	—	—	23,464	(970)	—	—	(970)
Insurance acquisition cash flows	(3,138)	—	—	(3,138)	—	—	—	—
Claims and other insurance service expenses net of recoveries from reinsurance received*	—	—	(10,650)	(10,650)	—	—	519	519
Total cash flows	20,326	—	(10,650)	9,676	(970)	—	519	(451)

Other changes note (iii)	68	15	(148)	(65)	9	(2)	4	11

Closing assets	(1,200)	14	80	(1,106)	(1,460)	(29)	(367)	(1,856)
Closing liabilities	123,855	622	1,762	126,239	1,220	(6)	(39)	1,175
Net closing balance at 31 Dec	122,655	636	1,842	125,133	(240)	(35)	(406)	(681)

*Including investment component.

Notes

(i)

The Group establishes a loss component of the liability for remaining coverage for onerous groups of insurance contracts. The loss component determines the amounts of fulfilment cash flows that are subsequently presented in profit or loss as reversals of losses on onerous contracts and are excluded from insurance revenue when they occur.

(ii)

Other contracts represent groups of insurance and reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

(iii)	Other changes include adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset/liability balance.

Schedule of effect of insurance and reinsurance contracts initially recognised

(i)Insurance contracts

	Excluding JVs and associates
	2023 $m			2022 $m
	Profitable	Onerous		Profitable	Onerous
	contracts	contracts		contracts	contracts
	issued	issued	Total	issued	issued	Total
Estimate of present value of expected future cash outflows:
Insurance acquisition cash flows	4,365	101	4,466	2,416	49	2,465
Claims and other directly attributable expenses	17,125	348	17,473	12,153	420	12,573
	21,490	449	21,939	14,569	469	15,038
Estimate of present value of expected future cash inflows	(23,916)	(484)	(24,400)	(16,379)	(470)	(16,849)
Risk adjustment for non-financial risk	253	42	295	228	4	232
CSM	2,173	—	2,173	1,582	—	1,582
Loss recognised on initial recognition	—	7	7	—	3	3

(ii)Reinsurance contracts

	Excluding JVs and associates
	2023 $m			2022 $m
	Contracts	Contracts		Contracts	Contracts
	initiated without	initiated with		initiated without	initiated with
	loss-recovery	loss-recovery		loss-recovery	loss-recovery
	component	component	Total	component	component	Total
Estimate of present value of expected future cash outflows	1,022	(1)	1,021	762	—	762
Estimate of present value of expected future cash inflows	(946)	—	(946)	(813)	6	(807)
Risk adjustment for non-financial risk	(5)	—	(5)	1	—	1
CSM	(71)	1	(70)	50	(6)	44
Profit (loss) recognised on initial recognition	—	—	—	—	—	—

Schedule of additional analysis of insurance and reinsurance contract balances by segment

	Insurance $m				Reinsurance $m
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
As at 31 Dec 2023
CPL	13,029	152	1,652	14,833	4	(3)	(22)	(21)
Hong Kong	60,761	776	8,536	70,073	(44)	84	(1,429)	(1,389)
Indonesia	2,197	206	739	3,142	22	(7)	(6)	9
Malaysia	5,910	357	2,127	8,394	26	(7)	6	25
Singapore	31,770	687	4,962	37,419	(146)	3	149	6
Growth markets and other	22,008	421	4,336	26,765	45	(27)	(38)	(20)
Total insurance segments	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)

As at 31 Dec 2022
CPL	10,989	149	1,699	12,837	2	(3)	(21)	(22)
Hong Kong	54,347	482	7,857	62,686	465	17	(1,405)	(923)
Indonesia	2,032	199	1,046	3,277	8	(3)	—	5
Malaysia	5,452	334	2,241	8,027	31	(7)	(2)	22
Singapore	28,752	629	4,522	33,903	40	(3)	141	178
Growth markets and other	19,163	371	3,939	23,473	(5)	(27)	(28)	(60)
Total insurance segments	120,735	2,164	21,304	144,203	541	(26)	(1,315)	(800)

Summarised movement analysis of insurance and reinsurance contract balances by segment

	Insurance $m
						Growth	Total
						markets and	insurance
	CPL	Hong Kong	Indonesia	Malaysia	Singapore	other	segments
Net opening balance at 1 Jan 2022	11,273	80,186	3,720	8,342	36,643	26,380	166,544
Insurance service result	(73)	(696)	(117)	(242)	(546)	(722)	(2,396)
Net finance income (expenses) from insurance contracts
Accretion of interest on GMM contracts	206	37	37	95	31	83	489
Other net finance (income) expense	87	(21,912)	26	(77)	(4,956)	(1,675)	(28,507)
	293	(21,875)	63	18	(4,925)	(1,592)	(28,018)
Total amount recognised in income statement	220	(22,571)	(54)	(224)	(5,471)	(2,314)	(30,414)

Effect of movements in exchange rates	(1,019)	(153)	(307)	(454)	117	(2,013)	(3,829)
Total amount recognised in comprehensive income	(799)	(22,724)	(361)	(678)	(5,354)	(4,327)	(34,243)
Total cash flows	2,363	5,216	(69)	366	2,684	1,425	11,985
Other changes	—	8	(13)	(3)	(70)	(5)	(83)
Net closing balance at 31 Dec 2022 / 1 Jan 2023	12,837	62,686	3,277	8,027	33,903	23,473	144,203
Insurance service result	(98)	(755)	(146)	(254)	(598)	(573)	(2,424)
Net finance income (expenses) from insurance contracts
Accretion of interest on GMM contracts	227	(1)	43	100	6	142	517
Other net finance (income) expense	692	3,646	145	498	2,657	2,709	10,347
	919	3,645	188	598	2,663	2,851	10,864
Total amount recognised in income statement	821	2,890	42	344	2,065	2,278	8,440
Effect of movements in exchange rates	(259)	(11)	46	(336)	621	(175)	(114)
Total amount recognised in comprehensive income	562	2,879	88	8	2,686	2,103	8,326
Total cash flows	1,434	4,509	(186)	364	884	1,273	8,278
Other changes	—	(1)	(37)	(5)	(54)	(84)	(181)
Net closing balance at 31 Dec 2023	14,833	70,073	3,142	8,394	37,419	26,765	160,626

	Reinsurance $m
						Growth	Total
						markets and	insurance
	CPL	Hong Kong	Indonesia	Malaysia	Singapore	other	segments
Net opening balance at 1 Jan 2022	(25)	(1,663)	8	15	59	(58)	(1,664)
Insurance service result	6	63	—	10	4	24	107
Net finance income (expenses) from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(45)	—	1	(1)	(7)	(53)
Other net finance (income) expense	—	1,246	(1)	1	(6)	(11)	1,229
	(1)	1,201	(1)	2	(7)	(18)	1,176
Total amount recognised in income statement	5	1,264	(1)	12	(3)	6	1,283

Effect of movements in exchange rates	1	4	(1)	—	4	5	13
Total amount recognised in comprehensive income	6	1,268	(2)	12	1	11	1,296
Total cash flows	(3)	(535)	(1)	(5)	118	(20)	(446)
Other changes	—	7	—	—	—	7	14
Net closing balance at 31 Dec 2022 / 1 Jan 2023	(22)	(923)	5	22	178	(60)	(800)
Insurance service result	8	135	2	9	17	18	189
Net finance income (expenses) from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(38)	—	1	(8)	(7)	(53)
Other net finance (income) expense	—	(154)	(6)	—	1	13	(146)
	(1)	(192)	(6)	1	(7)	6	(199)
Total amount recognised in income statement	7	(57)	(4)	10	10	24	(10)
Effect of movements in exchange rates	3	(2)	(1)	(1)	(1)	5	3
Total amount recognised in comprehensive income	10	(59)	(5)	9	9	29	(7)
Total cash flows	(9)	(407)	9	(6)	(181)	11	(583)
Other changes	—	—	—	—	—	—	—
Net closing balance at 31 Dec 2023	(21)	(1,389)	9	25	6	(20)	(1,390)

Schedule of Insurance contract liabilities - expected recognition of the CSM
(i)	Insurance contracts – expected recognition of the CSM

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,041	226	2,267
After 1 year to 2 years	1,780	190	1,970
After 2 years to 3 years	1,586	165	1,751
After 3 years to 4 years	1,412	146	1,558
After 4 years to 5 years	1,283	127	1,410
After 5 years to 10 years	4,604	474	5,078
After 10 years to 15 years	2,924	293	3,217
After 15 years to 20 years	1,781	195	1,976
After 20 years	2,773	352	3,125
Total CSM	20,184	2,168	22,352

	31 Dec 2022 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	1,981	219	2,200
After 1 year to 2 years	1,751	175	1,926
After 2 years to 3 years	1,555	155	1,710
After 3 years to 4 years	1,385	138	1,523
After 4 years to 5 years	1,217	122	1,339
After 5 years to 10 years	4,306	454	4,760
After 10 years to 15 years	2,705	292	2,997
After 15 years to 20 years	1,666	201	1,867
After 20 years	2,602	380	2,982
Total CSM	19,168	2,136	21,304

(ii)	Reinsurance contracts – expected recognition of the CSM

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(177)	(2)	(179)
After 1 year to 2 years	(132)	—	(132)
After 2 years to 3 years	(103)	1	(102)
After 3 years to 4 years	(85)	1	(84)
After 4 years to 5 years	(74)	1	(73)
After 5 years to 10 years	(268)	3	(265)
After 10 years to 15 years	(173)	2	(171)
After 15 years to 20 years	(113)	—	(113)
After 20 years	(220)	(1)	(221)
Total CSM	(1,345)	5	(1,340)

	31 Dec 2022 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(122)	(2)	(124)
After 1 year to 2 years	(111)	2	(109)
After 2 years to 3 years	(100)	2	(98)
After 3 years to 4 years	(89)	2	(87)
After 4 years to 5 years	(80)	2	(78)
After 5 years to 10 years	(301)	5	(296)
After 10 years to 15 years	(188)	3	(185)
After 15 years to 20 years	(119)	1	(118)
After 20 years	(220)	—	(220)
Total CSM	(1,330)	15	(1,315)

Schedule of insurance contract liabilities - expected recognition of BEL
(i)	Insurance contract liabilities – expected cash flows (discounted)

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,256	(477)	1,779
After 1 year to 2 years	2,262	94	2,356
After 2 years to 3 years	4,269	516	4,785
After 3 years to 4 years	5,272	973	6,245
After 4 years to 5 years	4,436	828	5,264
After 5 years to 10 years	18,726	3,076	21,802
After 10 years to 15 years	16,374	2,703	19,077
After 15 years to 20 years	14,560	2,016	16,576
After 20 years	35,210	6,287	41,497
No stated maturity	16,750	3,542	20,292
Total expected future cash flows	120,115	19,558	139,673

	31 Dec 2022 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(622)	(847)	(1,469)
After 1 year to 2 years	1,040	81	1,121
After 2 years to 3 years	3,021	477	3,498
After 3 years to 4 years	4,441	732	5,173
After 4 years to 5 years	4,652	1,146	5,798
After 5 years to 10 years	20,131	2,832	22,963
After 10 years to 15 years	16,507	2,309	18,816
After 15 years to 20 years	12,873	1,674	14,547
After 20 years	30,891	5,064	35,955
No stated maturity	14,648	3,247	17,895
Total expected future cash flows	107,582	16,715	124,297

(ii)	Reinsurance contract liabilities – expected cash flows (discounted)

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	820	15	835
After 1 year to 2 years	58	—	58
After 2 years to 3 years	54	—	54
After 3 years to 4 years	26	—	26
After 4 years to 5 years	4	—	4
After 5 years to 10 years	(3)	1	(2)
After 10 years to 15 years	4	2	6
After 15 years to 20 years	5	3	8
After 20 years	214	19	233
Total expected future cash flows	1,182	40	1,222

	31 Dec 2022 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	136	23	159
After 1 year to 2 years	693	2	695
After 2 years to 3 years	—	2	2
After 3 years to 4 years	4	1	5
After 4 years to 5 years	(15)	1	(14)
After 5 years to 10 years	(67)	2	(65)
After 10 years to 15 years	1	—	1
After 15 years to 20 years	24	—	25
After 20 years	386	(1)	385
Total expected future cash flows	1,162	30	1,193

Including JVs and associates
Insurance contracts
Schedule of analysis of movements in insurance and reinsurance contract balances by measurement component

	Including JVs and associates
	2023 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,562)	502	1,921	(1,139)	(652)	21	(1,369)	(2,000)
Opening liabilities	124,297	1,662	19,383	145,342	1,193	(47)	54	1,200
Net opening balance at 1 Jan	120,735	2,164	21,304	144,203	541	(26)	(1,315)	(800)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,142)	341	801	—	62	43	(105)	—
Changes in estimates that result in losses or reversal of losses on onerous contracts	224	(8)	—	216	(93)	—	—	(93)
New contracts in the year	(2,687)	317	2,429	59	86	(6)	(81)	(1)
	(3,605)	650	3,230	275	55	37	(186)	(94)
Changes that relate to current service
Release of CSM to profit or loss	—	—	(2,414)	(2,414)	—	—	206	206
Release of risk adjustment to profit or loss	—	(242)	—	(242)	—	27	—	27
Experience adjustments	(170)	—	—	(170)	50	—	—	50
	(170)	(242)	(2,414)	(2,826)	50	27	206	283
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	130	(3)	—	127	—	—	—	—
Insurance service result	(3,645)	405	816	(2,424)	105	64	20	189

Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	158	52	307	517	(3)	(3)	(47)	(53)
Other net finance (income) expense	10,379	(20)	(12)	10,347	(155)	9	—	(146)
	10,537	32	295	10,864	(158)	6	(47)	(199)
Total amount recognised in income statement	6,892	437	1,111	8,440	(53)	70	(27)	(10)
Effect of movements in exchange rates	(49)	(2)	(63)	(114)	2	(1)	2	3
Total amount recognised in comprehensive income	6,843	435	1,048	8,326	(51)	69	(25)	(7)

Cash flows
Premiums received net of ceding commissions paid	26,224	—	—	26,224	(1,137)	—	—	(1,137)
Insurance acquisition cash flows	(4,802)	—	—	(4,802)	—	—	—	—
Claims and other insurance service expenses net of recoveries from reinsurance received*	(13,144)	—	—	(13,144)	554	—	—	554
Total cash flows	8,278	—	—	8,278	(583)	—	—	(583)

Other changes note	(181)	—	—	(181)	—	—	—	—

Closing assets	(3,998)	630	2,176	(1,192)	(1,315)	67	(1,321)	(2,569)
Closing liabilities	139,673	1,969	20,176	161,818	1,222	(24)	(19)	1,179
Net closing balance at 31 Dec	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)

	Including JVs and associates
	2022 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,993)	575	2,161	(1,257)	(1,916)	(1)	(1,023)	(2,940)
Opening liabilities	142,146	1,868	23,787	167,801	1,501	(49)	(176)	1,276
Net opening balance at 1 Jan	138,153	2,443	25,948	166,544	(415)	(50)	(1,199)	(1,664)
Changes that relate to future service
Changes in estimates that adjust the CSM	4,214	(226)	(3,988)	—	284	10	(294)	—
Changes in estimates that result in losses or reversal of losses on onerous contracts	162	(52)	—	110	(17)	—	—	(17)
New contracts in the period	(2,210)	259	2,027	76	(37)	—	37	—
	2,166	(19)	(1,961)	186	230	10	(257)	(17)
Changes that relate to current service
Release of CSM to profit or loss	—	—	(2,413)	(2,413)	—	—	171	171
Release of risk adjustment to profit or loss	—	(184)	—	(184)	—	5	—	5
Experience adjustments	(119)	—	—	(119)	(80)	—	—	(80)
	(119)	(184)	(2,413)	(2,716)	(80)	5	171	96
Changes that relate to past service
Adjustments to assets/liabilities for incurred claims	133	1	—	134	28	—	—	28
Insurance service result	2,180	(202)	(4,374)	(2,396)	178	15	(86)	107

Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	182	13	294	489	(8)	(6)	(39)	(53)
Other net finance (income) expense	(28,612)	(12)	117	(28,507)	1,215	10	4	1,229
	(28,430)	1	411	(28,018)	1,207	4	(35)	1,176
Total amount recognised in income statement	(26,250)	(201)	(3,963)	(30,414)	1,385	19	(121)	1,283
Effect of movements in exchange rates	(3,070)	(78)	(681)	(3,829)	3	5	5	13
Total amount recognised in comprehensive income	(29,320)	(279)	(4,644)	(34,243)	1,388	24	(116)	1,296

Cash flows
Premiums received net of ceding commissions paid	27,916	—	—	27,916	(1,013)	—	—	(1,013)
Insurance acquisition cash flows	(3,690)	—	—	(3,690)	—	—	—	—
Claims and other insurance service expenses net of recoveries from reinsurance received*	(12,241)	—	—	(12,241)	567	—	—	567
Total cash flows	11,985	—	—	11,985	(446)	—	—	(446)

Other changes note	(83)	—	—	(83)	14	—	—	14

Closing assets	(3,562)	502	1,921	(1,139)	(652)	21	(1,369)	(2,000)
Closing liabilities	124,297	1,662	19,383	145,342	1,193	(47)	54	1,200
Net closing balance at 31 Dec	120,735	2,164	21,304	144,203	541	(26)	(1,315)	(800)

*Including investment component.

Note

Other changes include movements in insurance contract liabilities arising from adjustments to remove the incurred non-cash expenses (such as depreciation, amortisation) from insurance contract asset/liability balance.

Schedule of CSM transition approach

	Insurance contracts (including JVs and associates)
	2023 $m				2022 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	2,033	4,102	15,169	21,304	2,467	5,355	18,126	25,948
Changes that relate to future service
Changes in estimates that adjust the CSM	117	496	188	801	(92)	(707)	(3,189)	(3,988)
New contracts in the year	—	—	2,429	2,429	—	—	2,027	2,027
	117	496	2,617	3,230	(92)	(707)	(1,162)	(1,961)
Changes that relate to current service
Release of CSM to profit or loss	(247)	(458)	(1,709)	(2,414)	(250)	(511)	(1,652)	(2,413)
	(130)	38	908	816	(342)	(1,218)	(2,814)	(4,374)
Net finance income (expenses) from insurance contracts	66	9	220	295	83	54	274	411
Effect of movements in exchange rates	(47)	(6)	(10)	(63)	(175)	(89)	(417)	(681)
Balance at 31 Dec	1,922	4,143	16,287	22,352	2,033	4,102	15,169	21,304

*

Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

The majority of the CSM on transition on insurance contracts under MRA arises from CPL while the majority of the CSM on transition under FVA arises from the Hong Kong and Singapore businesses.

The transition approach adopted by the Group’s main business segments for the different cohorts of their insurance contracts is summarised in the table below. The overlap between approaches reflects the fact that the approaches used vary by insurance contract portfolio and year of issue (cohort).

	FRA	MRA	FVA
	Cohort	Cohort	Cohort
CPL	n/a	2016 – 2021	Pre 2016
Hong Kong	2010 – 2021	n/a	Pre 2010
Singapore	2009 – 2021	n/a	Pre 2009
Pre 1999
(Unit-linked)
	2010 – 2021		Pre-2009
	(Unit-linked)		(Non-
	2010-2021		participating)
	(Non	2000 – 2009	Pre-2021
Malaysia	Participating)	(Unit-linked)	(Other)
Indonesia note(i)	2010 – 2021	2007 – 2009	Pre 2007
Growth markets and other note(ii)	See note	See note	See note

Notes

(i)	The cohorts shown are in respect of Indonesia’s unit-linked portfolios.
(ii)	CSM on transition for Growth markets primarily arises from Vietnam, Taiwan and the Philippines. Vietnam has applied the FRA for cohorts from 2013 – 2021, MRA for cohorts from 2008 – 2012 and FVA for cohorts prior to 2013. Taiwan and the Philippines have applied the FRA for cohorts from 2010 – 2021 and FVA for all cohorts prior to 2010.

	Reinsurance contracts (including JVs and associates)
	2023 $m				2022 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	—	(55)	(1,260)	(1,315)	—	(46)	(1,153)	(1,199)
Changes that relate to future service
Changes in estimates that adjust the CSM	—	(17)	(88)	(105)	—	(22)	(272)	(294)
New contracts in the year	—	—	(81)	(81)	—	—	37	37
	—	(17)	(169)	(186)	—	(22)	(235)	(257)
Changes that relate to current service
Release of CSM to profit or loss	—	10	196	206	—	10	161	171
	—	(7)	27	20	—	(12)	(74)	(86)
Net finance income (expenses) from reinsurance contracts	—	(2)	(45)	(47)	—	(1)	(34)	(35)
Effect of movements in exchange rates	—	1	1	2	—	4	1	5
Balance at 31 Dec	—	(63)	(1,277)	(1,340)	—	(55)	(1,260)	(1,315)

*.

Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

The CSM on transition on reinsurance contracts held primarily arises from the Hong Kong segment, which has predominantly applied the FRA to transition reinsurance cohorts from 2010 – 2021 and the FVA for reinsurance cohorts prior to 2010.